Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	4,378	4,540
Preferred stock shares outstanding	4,378	4,540
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	152,104,742	151,664,942
Common stock shares outstanding	152,104,742	151,664,942
Series D Convertible Preferred Stock
Preferred stock shares issued	475	1,200
Preferred stock shares outstanding	475	1,200
Redemption amount	$ 4,750	$ 12,000
Puttable Common Stock
Common stock shares issued	375,000	0
Common stock shares outstanding	375,000	0
Redemption amount	$ 3,750	$ 0